Summary of Charges Recorded in Connection with Restructuring by Reportable Segment (Detail) $ in Thousands	12 Months Ended
May 31, 2018 USD ($)
Restructuring Cost And Reserve [Line Items]
Current Year Charges	$ 17,514
2020 MAP to Growth – Fiscal 2018 Phases
Restructuring Cost And Reserve [Line Items]
Current Year Charges	17,514
Total Expected Costs	74,580
2020 MAP to Growth – Fiscal 2018 Phases | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	9,957
Total Expected Costs	41,878
2020 MAP to Growth – Fiscal 2018 Phases | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	6,184
Total Expected Costs	22,203
2020 MAP to Growth – Fiscal 2018 Phases | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	1,373
Total Expected Costs	10,499
2020 MAP to Growth – Fiscal 2018 Phases | Consumer Segment
Restructuring Cost And Reserve [Line Items]
Current Year Charges	10,791
Cumulative Costs to Date	10,791
Total Expected Costs	17,991
2020 MAP to Growth – Fiscal 2018 Phases | Consumer Segment | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	5,652
Cumulative Costs to Date	5,652
Total Expected Costs	10,552
2020 MAP to Growth – Fiscal 2018 Phases | Consumer Segment | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	5,139
Cumulative Costs to Date	5,139
Total Expected Costs	7,439
2020 MAP to Growth – Fiscal 2018 Phases | Industrial Segment
Restructuring Cost And Reserve [Line Items]
Current Year Charges	4,587
Cumulative Costs to Date	4,587
Total Expected Costs	37,609
2020 MAP to Growth – Fiscal 2018 Phases | Industrial Segment | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	2,169
Cumulative Costs to Date	2,169
Total Expected Costs	14,251
2020 MAP to Growth – Fiscal 2018 Phases | Industrial Segment | Facility Closure and Other Related Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	1,045
Cumulative Costs to Date	1,045
Total Expected Costs	12,859
2020 MAP to Growth – Fiscal 2018 Phases | Industrial Segment | Other Asset Write-offs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	1,373
Cumulative Costs to Date	1,373
Total Expected Costs	10,499
2020 MAP to Growth – Fiscal 2018 Phases | Corporate/Other Segment
Restructuring Cost And Reserve [Line Items]
Current Year Charges	2,136
Cumulative Costs to Date	2,136
Total Expected Costs	10,329
2020 MAP to Growth – Fiscal 2018 Phases | Corporate/Other Segment | Severance and Benefit Costs
Restructuring Cost And Reserve [Line Items]
Current Year Charges	2,136
Cumulative Costs to Date	2,136
Total Expected Costs	$ 10,329